Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares (Note 8)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period (shares) at Dec. 31, 2019		463.3
Balance, beginning of period at Dec. 31, 2019	$ 20,113	$ 13,645	$ 1,623	$ 11	$ 336	$ 2,916	$ 1,582
Increase (Decrease) in Equity [Roll Forward]
Net earnings	677					619	58
Other comprehensive (loss) income	635				569		66
Common shares issued (shares)		1.3
Common shares issued	61	$ 63		(2)
Subsidiary dividends paid to non-controlling interests	(34)						(34)
Dividends declared on common shares	(223)					(223)
Dividends on preference shares	(33)					(33)
Other	(13)			1			(14)
Balance, end of period (shares) at Jun. 30, 2020		464.6
Balance, end of period at Jun. 30, 2020	21,183	$ 13,708	1,623	10	905	3,279	1,658
Balance, beginning of period (shares) at Mar. 31, 2020		464.2
Balance, beginning of period at Mar. 31, 2020	21,419	$ 13,688	1,623	10	1,392	3,005	1,701
Increase (Decrease) in Equity [Roll Forward]
Net earnings	324					291	33
Other comprehensive (loss) income	(546)				(487)		(59)
Common shares issued (shares)		0.4
Common shares issued	20	$ 20
Subsidiary dividends paid to non-controlling interests	(9)						(9)
Dividends on preference shares	(17)					(17)
Other	(8)						(8)
Balance, end of period (shares) at Jun. 30, 2020		464.6
Balance, end of period at Jun. 30, 2020	21,183	$ 13,708	1,623	10	905	3,279	1,658
Balance, beginning of period (shares) at Dec. 31, 2020		466.8
Balance, beginning of period at Dec. 31, 2020	20,284	$ 13,819	1,623	11	34	3,210	1,587
Increase (Decrease) in Equity [Roll Forward]
Net earnings	692					640	52
Other comprehensive (loss) income	(373)				(333)		(40)
Common shares issued (shares)		4.4
Common shares issued	219	$ 221		(2)
Subsidiary dividends paid to non-controlling interests	(28)						(28)
Dividends declared on common shares	(237)					(237)
Dividends on preference shares	(32)					(32)
Other	(3)			(1)			(2)
Balance, end of period (shares) at Jun. 30, 2021		471.2
Balance, end of period at Jun. 30, 2021	20,522	$ 14,040	1,623	8	(299)	3,581	1,569
Balance, beginning of period (shares) at Mar. 31, 2021		469.4
Balance, beginning of period at Mar. 31, 2021	20,346	$ 13,944	1,623	10	(133)	3,328	1,574
Increase (Decrease) in Equity [Roll Forward]
Net earnings	296					269	27
Other comprehensive (loss) income	(186)				(166)		(20)
Common shares issued (shares)		1.8
Common shares issued	96	$ 96
Subsidiary dividends paid to non-controlling interests	(10)						(10)
Dividends on preference shares	(16)					(16)
Other	(4)			(2)			(2)
Balance, end of period (shares) at Jun. 30, 2021		471.2
Balance, end of period at Jun. 30, 2021	$ 20,522	$ 14,040	$ 1,623	$ 8	$ (299)	$ 3,581	$ 1,569